LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of operating leases expenses
	Year ended December 31,
	2025	2024	2023
The components of lease expense were as follows:
Operating leases expenses	$752	$759	701

Cash flow information related to operating leases:
Cash used in operating activities	$773	$782	694

Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$1,584	$777	652

Schedule of supplemental information related to operating leases
	December 31,
	2025	2024
Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$2,321	$1,428
Accumulated amortization	832	823
Operating lease Right-of-Use assets, net	$1,489	$605

Lease liabilities – current - accrued expenses and other liabilities	$425	$445
Lease liabilities – noncurrent	1,082	118
Total operating lease liabilities	$1,507	$563

Weighted average remaining lease term in years	4.57	1.20
Weighted average annual discount rate	8%	9%

Schedule of future minimum payments under operating leases
2026	485
2027	331
2028	276
2029	257
2030	260
2031	52
Total operating lease payments	1,661
Less: imputed interest	(154)
Present value of lease Liabilities	$1,507